Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income taxes

	2017	2016	2015
Loss for the year before income taxes	$(3,095)	$(3,751)	$(3,960)
Statutory rate	26.00%	26.00%	26.00%
Expected income tax recovery	(805)	(975)	(1,030)
Permanent differences and other	309	(1,296)	(1,010)
Difference in foreign tax rates	(637)	960	247
Effect of change in future tax rates	(48)	(47)	3,397
Effect of dissolution of subsidiaries	-	-	6,339
Change in valuation allowance	1,109	805	(7,783)
Total income tax (recovery) expense	$(72)	$(533)	$160

	2017	2016	2015
Current income tax recovery	$(72)	$-	$-
Deferred income tax expense (recovery)	-	(533)	160
Total income taxes	$(72)	$(533)	$160

	2017	2016
Deferred income tax assets:
Non-capital loss carryforward	$9,117	$8,779
Resource expenditures	2,713	2,582
Equipment	174	158
Share issue and legal costs	28	3
Other	1,004	797
	13,036	12,319
Valuation allowance	(13,009)	(12,169)
Net deferred income tax assets	$27	$150

Deferred income tax liabilities:
Foreign exchange on loan	$(27)	$(150)
Net deferred income tax liabilities	$(27)	$(150)

Net deferred income tax	$-	$-